August 10, 2007

Filing Desk

U.S. Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:      EQ Advisors Trust - Registration Statement File Nos.: 333-17217 and 811-07953

Dear Sir or Madam:

On behalf of EQ Advisors Trust, attached for filing via the EDGAR System pursuant to Section 14(c) under the Securities Exchange Act of 1934, as amended, and Regulation 14(c) thereunder, is a Definitive Information Statement regarding the appointment of T. Rowe Price Associates, Inc. as the adviser to the EQ/TCW Equity Portfolio, a series of the EQ Advisors Trust, and a corresponding name change of the Portfolio to the EQ/T. Rowe Price Growth Stock Portfolio.

If you have any questions or comments regarding this filing, please do not hesitate to contact me at (212) 314-4939, or Mark Amorosi, Esq., of Kirkpatrick & Lockhart Preston Gates Ellis LLP, counsel to the Trust, at (202) 778-9351.

Sincerely,
/s/ Jeremy Dardick
Jeremy Dardick
Counsel

Attachment

cc: Kirkpatrick & Lockhart Preston Gates Ellis LLP